Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	193.70%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	213.60%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	42.10%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	38.20%
Fidelity SAI Alternative Risk Premia Currency Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	19.70%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	188.20%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	36.20%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	19.30%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	231.10%
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.50%